Legal Information - Additional Information (Detail)		12 Months Ended
	Nov. 01, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 2017 ARS ($) Vote Plant Facility $ / shares shares	Dec. 31, 2016 ARS ($) Vote $ / shares shares	Dec. 31, 1993
Disclosure of general information about financial statements [line items]
Fiscal year		93 years
Number of factories | Facility		9
Number of plants | Plant		18
Name of ultimate parent company		Loma Negra Holding GmbH
Capital stock | $	$ 59,602,649	$ 59,602,649	$ 56,602,649
Number of common shares issued	596,026,490	596,026,490	566,026,490
Par value per share | $ / shares	$ 0.10	$ 0.10	$ 0.1
Number of votes per share | Vote	1	1	1
Ferrosur Roca S.A. [member]
Disclosure of general information about financial statements [line items]
Concession period				30 years
Concession extension period		10 years
Loma Negra Holding GmbH [member]
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company		51.0437%
Increase in number of authorized shares		30,000,000
Shares transferred		258,650,000
Number of shares held by parent company		304,233,740
Share price | $ / shares		$ 0.10